Trade and Other Payables	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Trade and Other Payables

Note 16 – Trade and Other Payables

Accounts payable and accrued liabilities are as follows:

At December 31,	2018	2017

Trade accounts payable	$3,952	$4,612
Accrued payroll and related compensation	2,292	2,645
Supplier accruals	2,584	2,126
Accrued professional fees	206	224
Other	34	129
Total accounts payable and accrued liabilities	$9,068	$9,736